Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy (Detail) - Level 3 - Option Pricing Method $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Rate for Debt Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	38.5	38.5
Rate for Debt Investment | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	13	12
Rate for Debt Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	29	29
Rate for Equity Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	38.5	38.5
Rate for Equity Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	29	29
Rate for Equity Investment | Minimum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	13	12
Rate for Equity Investment | Maximum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	48	30
Debt Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	$ 324	$ 90
Changes of Fair Value, If the Rate of Input changes by +1%	(352)	(121)
Debt Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	62	63
Changes of Fair Value, If the Rate of Input changes by +1%	(62)	(63)
Debt Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	99	22
Changes of Fair Value, If the Rate of Input changes by +1%	(36)	(86)
Equity Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	28	67
Changes of Fair Value, If the Rate of Input changes by +1%	(20)	(58)
Equity Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	1	4
Changes of Fair Value, If the Rate of Input changes by +1%	(1)	(3)
Equity Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	(1)	3
Changes of Fair Value, If the Rate of Input changes by +1%	$ 2	$ (2)